SHORT-TERM DEBT AND LONG-TERM DEBT - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LOANS AND FINANCING
Total	R$ 10,079,675	R$ 11,179,617
Current	1,783,201	2,492,262
Non-current	8,296,474	8,687,355
Ten/Thirty Year Bonds
LOANS AND FINANCING
Total	7,051,637	8,514,787
Other loans
LOANS AND FINANCING
Total	R$ 3,028,038	R$ 2,664,830